UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08283

Morgan Stanley Multi-Asset Class Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	September 30, 2007

Date of reporting period:	December 31, 2006

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Multi-Asset Class Fund

Portfolio of Investments December 31, 2006 (unaudited)

NUMBER OF
SHARES			VALUE
	COMMON STOCKS (98.9%)
	Investment Trusts/Mutual Funds (98.9%)
215	Morgan Stanley Capital Opportunities Trust*		$4,399
182,514	Morgan Stanley Convertible Securities Trust		3,245,094
22,803	Morgan Stanley Focus Growth Fund*		651,946
26,735	Morgan Stanley Developing Growth Securities Trust*		802,325
95,998	Morgan Stanley Dividend Growth Securities Inc.		2,015,952
96	Morgan Stanley Equally-Weighted S&P 500 Fund		4,036
92,890	Morgan Stanley Financial Services Trust		1,182,487
302,401	Morgan Stanley Global Advantage Fund*		3,347,578
99,965	Morgan Stanley Health Sciences Trust		1,675,408
180,072	Morgan Stanley Technology Fund*		1,910,560
400	Morgan Stanley Japan Fund*		3,896
196,800	Morgan Stanley Limited Duration Fund		1,771,200
197,205	Morgan Stanley Nasdaq-100 Index Fund*		1,991,772
107,870	Morgan Stanley Natural Resource Development Securities Inc.		2,415,219
81,500	Morgan Stanley Real Estate Fund		1,364,314
373,952	Morgan Stanley S&P 500 Index Fund		5,755,121
178	Morgan Stanley Special Growth Fund*		4,007
180	Morgan Stanley Special Value Fund		3,305
280,557	Morgan Stanley U. S. Government Securities Trust		2,519,409
109,000	Morgan Stanley Utilities Fund		1,612,105
203	Morgan Stanley Value Fund		3,077
	TOTAL COMMON STOCKS (Cost $31,387,044)		32,283,210

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (0.6%)
	REPURCHASE AGREEMENT
$189	Joint repurchase agreement account 5.265%
	due 01/02/07 (dated 12/29/06; proceeds $189,110) (a) (Cost $189,000)		189,000

	TOTAL INVESTMENTS (Cost $31,576,044)(b)	99.5%	32,472,210
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.5	147,008
	NET ASSETS	100.0%	$32,619,218

*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is $3,419,143 and the aggregate gross unrealized depreciation is $2,522,977, resulting in net unrealized appreciation of $896,166.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Multi-Asset Class Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 09, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 09, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 09, 2007